Premises and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Premises and Equipment

4.	Premises and Equipment
Premises and equipment in the accompanying consolidated balance sheets consisted of the following:

(Dollars in thousands)	Estimated Useful Life	March 31, 2022	December 31, 2021
Building and building improvements	30 years or 3 - 10 years	$12,172	$12,156
Land		3,894	3,894
Equipment	3 - 5 years	4,638	4,308
Leasehold improvements	3 - 10 years	2,935	2,888
Furniture and fixtures	3 - 5 years	2,803	2,541
Construction in process		2,843	1,174

		29,285	26,961
Accumulated depreciation		(8,439)	(7,916)

		$20,846	$19,045

Depreciation expense for the three months ended March 31, 2022 and 2021 amounted to $522,000 and $401,000, respectively. Depreciation expense is included in occupancy and equipment expense in the accompanying consolidated statements of income.

4.	Premises and Equipment
Premises and equipment in the accompanying consolidated balance sheets consisted of the following:

	Estimated Useful Life	December 31,
(Dollars in thousands)		2021	2020
Building	30 years	$8,404	$7,712
Building improvements	3 - 10 years	3,752	3,288
Land		3,894	2,427
Equipment	3 - 5 years	4,308	3,458
Leasehold improvements	3 - 10 years	2,888	2,222
Furniture and fixtures	3 - 5 years	2,541	1,916
Construction in process		1,174	318

		26,961	21,341
Accumulated depreciation		(7,916)	(6,185)

		$19,045	$15,156

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 amounted to $1.7 million, $1.5 million and $869,000, respectively. Depreciation expense is included in occupancy and equipment expense in the accompanying consolidated statements of income.